Consolidated statements of financial position - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Assets
Property, plant and equipment	$ 1,929,664	$ 1,527,260
Intangible assets	16,109,090	7,903,840
Goodwill	4,630,870
Contract costs		2,773,611
Other investments	25,142,783
Non-current assets	47,812,407	12,204,711
Trade receivables	43,850,652	22,853,115
Loan receivables	4,655,371
Other current assets	5,381,546	3,410,526
Current tax assets	251,067
Cash and cash equivalents	68,809,057	134,025,561
Restricted cash		35,686,643
Current assets	122,947,693	195,975,845
Total assets	170,760,100	208,180,556
Equity
Share capital	8,320	8,320
Additional paid-in capital	172,290,724	172,290,724
Treasury shares	(49,866,509)	(14,276,718)
Translation reserve	(282)
Retained earnings/(Accumulated losses)	21,909,880	(11,517,139)
Equity attributable to owners of the Company	144,342,133	146,505,187
Non-controlling interests	(3,490)
Total equity	144,338,643	146,505,187
Liabilities
Lease liabilities	1,194,027	868,536
Deferred tax liabilities	2,764,901	1,714,928
Other payables	1,067,321
Non-current liabilities	5,026,249	2,583,464
Other payables	17,770,448	8,668,641
Contract liabilities	60,000	49,124
Lease liabilities	344,781	260,429
Deferred income	180,838	75,848
Current tax payable		6,226,065
Warrants liabilities	3,039,141	43,811,798
Current liabilities	21,395,208	59,091,905
Total liabilities	26,421,457	61,675,369
Total equity and liabilities	$ 170,760,100	$ 208,180,556